Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Consolidated Statements of Loss and Comprehensive Loss
Employee benefits	$ 2,144,678	$ 146,625
Share-based payments	1,946,581	174,737
Professional and consulting fees	2,244,408	150,933
General exploration expenses	32,679,617	448,762
Filing and regulatory fees	166,756	53,987
General administrative costs	429,787	20,678
Shareholder communication and travel	661,779	48,550
Depreciation	1,431,722
Foreign exchange (gain) / loss	(52,472)	4,620
Interest expense	879,630	2,173
Accretion expense	390,392
Interest income	(961,843)	(37,809)
Other income	(2,848,175)	(50,000)
Fair value gain	(340,000)	(127,500)
Gain on sale of mineral interest		(340,000)
NET LOSS	38,772,860	495,756
NET LOSS ATTRIBUTABLE TO:
Blue Moon Metals Inc. shareholders	37,204,621	495,756
Non-controlling interest	1,568,239
NET LOSS	38,772,860	495,756
OTHER COMPREHENSIVE INCOME
Foreign currency translation differences	(7,375,860)
TOTAL COMPREHENSIVE LOSS	$ 31,397,000	$ 495,756
Basic loss per common share attributable to Blue Moon Metals Inc. shareholders (in canadian dollars per share)	$ 0.72	$ 0.14
Diluted loss per common share attributable to Blue Moon Metals Inc. shareholders (in canadian dollars per share)	$ 0.72	$ 0.14
Weighted average number of common shares outstanding – basic (in shares)	51,778,782	3,575,832
Weighted average number of common shares outstanding – diluted (in shares)	51,778,782	3,575,832